Financial instruments - Risk management and fair value (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Foreign Currency Risk Exposure	The following chart summarizes the Company’s foreign currency risk exposure (assets and liabilities denominated in foreign currency) as of December 31:

	2019	2018
Assets
Cash and cash equivalents	$22,818	$24,123
Investments	—	2
Accounts receivable, net	73,018	68,171
Other assets	15,726	19,107

Total assets	$111,562	$111,403
Liabilities
Accounts payable	51,313	48,501
Taxes payable	37,137	40,243
Other liabilities	18,513	20,771

Total liabilities	$106,963	$109,515

Net position	$4,599	$1,888

Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost
The movement in the allowance for impairment for short and long-term investments at amortized cost for the year ended December 31 w as
 as follows:

	2019	2018
Balance at beginning of year	$(1,218)	$(1,120)
Reversal/(Additions)	261	(98)

Balance at end of year	$(957)	$(1,218)

Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix
Set out below is the information about the credit risk exposure on the Company’s trade receivables using a provision matrix as of December 31:

	2019
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.1%	2.3%	3.7%	12.0%	33.3%
Gross carrying amount	$137,500	$111,779	$6,170	$2,786	$1,636	$15,129
Expected credit loss	$5,579	$99	$141	$104	$196	$5,039

	2018
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.1%	16.8%	26.8%	48.1%	59.8%
Gross carrying amount	$122,288	$112,394	$1,799	$533	$312	$7,250
Expected credit loss	$5,057	$124	$303	$143	$150	$4,337

Summary of Financial Liabilities According to Maturity Date
The table below summarizes the Company’s financial liabilities according to their maturity date. The amounts in the table are the contractual undiscounted cash flows. Balances due within twelve months equal their carrying balances as the impact of disco
u
nting is not significant.
December 31, 2019

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Debt	18	$1,055,421	$1,197,635	$146,434	$556,257	$494,944
Lease liabitily	14	304,564	329,029	107,556	212,408	9,065
Account payable	19	119,332	119,332	119,332	—	—
Account payable to related partie s	19	14,086	14,086	14,086	—	—

		$1,493,403	$1,660,082	$387,408	$768,665	$504,009

December 31, 2018

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Debt	18	$1,287,248	$1,465,223	$348,654	$529,624	$586,945
Lease liability	14	375,683	407,117	114,576	277,513	15,028
Account payable	19	124,962	124,962	124,962	—	—
Account payable to related partie s	19	14,673	14,673	14,673	—	—

		$1,802,566	$2,011,975	$602,865	$807,137	$601,973

Summary of Gearing Ratio
The Company’s gearing ratio (unaudited) is a follows:

	2019	2018
Total debt (note 18)	$1,055,421	$1,287,248
Less: non-restricted cash and cash equivalents and short-term investments	(851,135)	(722,358)

Net debt	204,286	564,890
Total equity	1,934,906	1,796,594

Total capitalization	2,139,192	2,361,484

Gearing ratio	9.5%	23.9%

Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities

28.7	Fair value measurement
The following table shows the carrying amount and fair values of financial assets and financial liabilities as of December 31:

		Carrying amount		Fair Value
	Note	2019	2018	2019	2018
Financial assets
Cash and cash equivalents	8	$158,732	$156,158	$158,732	$156,158
Short-term investments	9	692,403	566,200	692,403	566,200
Account receivable	10	131,920	117,231	131,920	117,231
Long-term investments	9	134,347	138,846	155,051	138,349
Financial liabilities
Debt	18	1,055,421	1,287,248	1,063,617	1,147,248
Account payable	19	133,418	139,635	133,418	139,635